Income Tax (Details) - Schedule of Net Deferred Tax Assets	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Deferred tax assets:
Write-down of inventories to net realizable value	¥ 10,223,137	$ 1,440,893	¥ 716,917
Impairment of property, plant and building	13,542,899	1,908,795	1,769,405
Deferred government grants	2,951,867	416,049	3,296,223
Losses available for offsetting against future taxable profits	81,220,037	11,447,503	39,366,020
Less: valuation allowance	(81,220,037)	(11,447,503)	(39,366,020)
Total deferred tax assets, net	26,717,903	3,765,737	5,782,545
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(3,083,714)	(434,632)	(3,876,964)
Total deferred tax liabilities	(3,083,714)	(434,632)	(3,876,964)
Net deferred tax asset	¥ 23,634,189	$ 3,331,105	¥ 1,905,581